SUPPLEMENT DATED MAY 7, 2002 TO PROSPECTUS DATED MAY 1, 2002
PennFreedom
Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments
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PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 Telephone (800) 523-0650
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Replace the "Examples of Fees and Expenses" section starting on page 9 of the
Prospectus with the following:

EXAMPLES OF FEES AND EXPENSES

         The following examples show the total expenses that you would pay on each $1,000 invested.

         You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract does not include Riders:

                                                                         One       Three       Five        Ten
                                                                        Year       Years      Years       Years
                                                                        ----       -----      -----       -----

Penn Series Money Market Fund........................................    $94       $121        $106       $229
Penn Series Limited Maturity Bond Fund...............................    $97       $128        $118       $253
Penn Series Quality Bond Fund........................................    $96       $126        $114       $244
Penn Series High Yield Bond Fund.....................................    $98       $132        $125       $266
Penn Series Flexibly Managed Fund....................................    $98       $132        $125       $266
Penn Series Growth Equity Fund.......................................    $98       $133        $128       $272
Penn Series Large Cap Value Fund.....................................    $98       $132        $125       $267
Penn Series Large Cap Growth Fund....................................   $100       $139        $137       $291
Penn Series Index 500 Fund...........................................    $92       $114         $93       $202
Penn Series Mid Cap Growth Fund......................................    $99       $135        $131       $279
Penn Series Mid Cap Value Fund.......................................    $98       $132        $126       $268
Penn Series Strategic Value Fund.....................................    $98       $133        $127       $270
Penn Series Emerging Growth Fund.....................................    $99       $136        $133       $283
Penn Series Small Cap Value Fund.....................................   $100       $139        $138       $293
Penn Series International Equity Fund................................   $101       $142        $144       $303
Penn Series REIT Fund................................................   $100       $140        $139       $294
Neuberger Berman Balanced Portfolio..................................    $99       $135        $131       $278
Fidelity's Equity Income Portfolio...................................    $95       $123        $110       $236
Fidelity's Growth Portfolio..........................................    $96       $126        $114       $244
Fidelity's Asset Manager Portfolio...................................    $96       $125        $113       $242
Van Kampen's Emerging Markets Equity (International) Portfolio.......   $106       $156        $168       $350

         You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return), if you do not surrender or annuitize your Contract and your Contract does not include Riders:

                                                                         One        Three       Five        Ten
                                                                        Year        Years       Years      Years
                                                                        ----        -----       -----      -----
Penn Series Money Market Fund........................................    $20         $62        $106       $229
Penn Series Limited Maturity Bond Fund...............................    $22         $69        $118       $253
Penn Series Quality Bond Fund........................................    $22         $67        $114       $244
Penn Series High Yield Bond Fund.....................................    $24         $73        $125       $266
Penn Series Flexibly Managed Fund....................................    $24         $73        $125       $266
Penn Series Growth Equity Fund.......................................    $24         $75        $128       $272
Penn Series Large Cap Value Fund.....................................    $24         $73        $125       $267
Penn Series Large Cap Growth Fund....................................    $26         $81        $137       $291
Penn Series Index 500 Fund...........................................    $18         $54         $93       $202
Penn Series Mid Cap Growth Fund......................................    $25         $77        $131       $279
Penn Series Mid Cap Value Fund.......................................    $24         $74        $126       $268
Penn Series Strategic Value Fund.....................................    $24         $74        $127       $270
Penn Series Emerging Growth Fund.....................................    $25         $78        $133       $283
Penn Series Small Cap Value Fund.....................................    $26         $81        $138       $293
Penn Series International Equity Fund................................    $28         $84        $144       $303
Penn Series REIT Fund................................................    $27         $82        $139       $294
Neuberger Berman Balanced Portfolio..................................    $25         $77        $131       $278
Fidelity's Equity Income Portfolio...................................    $21         $64        $110       $236
Fidelity's Growth Portfolio..........................................    $22         $66        $114       $244
Fidelity's Asset Manager Portfolio...................................    $21         $66        $113       $242
Van Kampen's Emerging Markets Equity (International) Portfolio.....      $33         $99        $168       $350

     You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract includes Riders with maximum charges:

                                                                         One        Three       Five        Ten
                                                                        Year        Years       Years      Years
                                                                        ----        -----       -----      -----
Penn Series Money Market Fund........................................   $103        $148        $154       $323
Penn Series Limited Maturity Bond Fund...............................   $105        $154        $165       $345
Penn Series Quality Bond Fund........................................   $104        $152        $161       $337
Penn Series High Yield Bond Fund.....................................   $106        $158        $171       $356
Penn Series Flexibly Managed Fund....................................   $106        $158        $171       $356
Penn Series Growth Equity Fund.......................................   $107        $159        $174       $361
Penn Series Large Cap Value Fund.....................................   $107        $158        $172       $357
Penn Series Large Cap Growth Fund....................................   $109        $165        $183       $378
Penn Series Index 500 Fund...........................................   $101        $141        $141       $299
Penn Series Mid Cap Growth Fund......................................   $108        $161        $177       $367
Penn Series Mid Cap Value Fund.......................................   $107        $158        $172       $358
Penn Series Strategic Value Fund.....................................   $107        $159        $173       $360
Penn Series Emerging Growth Fund.....................................   $108        $162        $179       $371
Penn Series Small Cap Value Fund.....................................   $109        $165        $184       $379
Penn Series International Equity Fund................................   $110        $168        $189       $389
Penn Series REIT Fund................................................   $109        $166        $184       $381
Neuberger Berman Balanced Portfolio..................................   $108        $161        $177       $367
Fidelity's Equity Income Portfolio...................................   $104        $150        $157       $329
Fidelity's Growth Portfolio..........................................   $104        $152        $161       $336
Fidelity's Asset Manager Portfolio...................................   $104        $151        $160       $334
Van Kampen's Emerging Markets Equity (International) Portfolio.......   $114        $181        $212       $430

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender or annuitize your Contract and your Contract includes Riders with maximum charges:

                                                                          One       Three       Five        Ten
                                                                          Year      Years       Years      Years
                                                                          ----      -----       -----      -----
Penn Series Money Market Fund...........................................  $30        $90        $154       $323
Penn Series Limited Maturity Bond Fund..................................  $32        $97        $165       $345
Penn Series Quality Bond Fund...........................................  $31        $95        $161       $337
Penn Series High Yield Bond Fund........................................  $33       $101        $171       $356
Penn Series Flexibly Managed Fund.......................................  $33       $101        $171       $356
Penn Series Growth Equity Fund..........................................  $34       $103        $174       $361
Penn Series Large Cap Value Fund........................................  $33       $101        $172       $357
Penn Series Large Cap Growth Fund.......................................  $36       $108        $183       $378
Penn Series Index 500 Fund..............................................  $27        $83        $141       $299
Penn Series Mid Cap Growth Fund.........................................  $34       $105        $177       $367
Penn Series Mid Cap Value Fund..........................................  $33       $102        $172       $358
Penn Series Strategic Value Fund........................................  $34       $102        $173       $360
Penn Series Emerging Growth Fund........................................  $35       $106        $179       $371
Penn Series Small Cap Value Fund........................................  $36       $109        $184       $379
Penn Series International Equity Fund...................................  $37       $112        $189       $389
Penn Series REIT Fund...................................................  $36       $109        $184       $381
Neuberger Berman Balanced Portfolio.....................................  $34       $105        $177       $367
Fidelity's Equity Income Portfolio......................................  $30        $92        $157       $329
Fidelity's Growth Portfolio.............................................  $31        $95        $161       $336
Fidelity's Asset Manager Portfolio......................................  $31        $94        $160       $334
Van Kampen's Emerging Markets Equity (International) Portfolio..........  $42       $126        $212       $430


     The foregoing is based on Total Fund Expenses shown in the Fee Table above and are examples only. Your expenses may be more or less.

                                       3